UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Eagle Ridge Investment Management, LLC
Address: 274 Riverside, 2nd Floor
         Westport, CT  06880

13F File Number:  28-NEW

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher Cheng
Title:     Chief Compliance Officer
Phone:     (203) 227-4515

Signature, Place, and Date of Signing:

      /s/ Christopher Cheng     Westport, CT     February 09, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     46

Form13F Information Table Value Total:     $141,435 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579y101     2795    48583 SH       SOLE                     2795        0        0
ABBOTT LABS                    COM              002824100     4135    77477 SH       SOLE                     4135        0        0
ALLSTATE CORP                  COM              020002101      380    11600 SH       SOLE                      380        0        0
AMGEN INC                      COM              031162100      907    15700 SH       SOLE                      907        0        0
AT&T INC                       COM              00206R102     6571   230548 SH       SOLE                     6571        0        0
AUTOMATIC DATA PROCESSING IN   COM              053015103     4460   113360 SH       SOLE                     4460        0        0
BANK OF AMERICA CORPORATION    COM              060505104     1795   127482 SH       SOLE                     1795        0        0
BANK OF NEW YORK MELLON CORP   COM              064058100     4303   151875 SH       SOLE                     4303        0        0
BARD C R INC                   COM              067383109     6853    81328 SH       SOLE                     6853        0        0
BP PLC                         SPONSORED ADR    055622104      360     7700 SH       SOLE                      360        0        0
CISCO SYS INC                  COM              17275r102     2793   171371 SH       SOLE                     2793        0        0
DISNEY WALT CO                 COM DISNEY       254687106     3397   149726 SH       SOLE                     3397        0        0
EMERSON ELEC CO                COM              291011104     3061    83604 SH       SOLE                     3061        0        0
EXXON MOBIL CORP               COM              30231G102     6215    77847 SH       SOLE                     6215        0        0
GENERAL ELECTRIC CO            COM              369604103     3928   242460 SH       SOLE                     3928        0        0
GRAINGER W W INC               COM              384802104     3898    49437 SH       SOLE                     3898        0        0
HALLIBURTON CO                 COM              406216101     3214   176783 SH       SOLE                     3214        0        0
HEWLETT PACKARD CO             COM              428236103      524    14452 SH       SOLE                      524        0        0
HOME DEPOT INC                 COM              437076102     3117   135398 SH       SOLE                     3117        0        0
INTEL CORP                     COM              458140100     3077   209872 SH       SOLE                     3077        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      227     2700 SH       SOLE                      227        0        0
INVESCO LTD                    SHS              g491bt108     1999   138409 SH       SOLE                     1999        0        0
ISHARES TR                     BARCLYS 1-3 YR   464287457      218     2575 SH       SOLE                      218        0        0
JOHNSON & JOHNSON              COM              478160104      803    13425 SH       SOLE                      803        0        0
JPMORGAN & CHASE & CO          COM              46625H100     4338   137582 SH       SOLE                     4338        0        0
KOHLS CORP                     COM              500255104     3784   104534 SH       SOLE                     3784        0        0
MEDTRONIC INC                  COM              585055106     3416   108722 SH       SOLE                     3416        0        0
MILLIPORE CORP                 COM              601073109     3484    67626 SH       SOLE                     3484        0        0
NORTHERN TR CORP               COM              665859104      292     5600 SH       SOLE                      292        0        0
NORTHROP GRUMMAN CORP          COM              666807102      225     5000 SH       SOLE                      225        0        0
ORACLE CORP                    COM              68389X105     4346   245110 SH       SOLE                     4346        0        0
PEPSICO INC                    COM              713448108     2973    54273 SH       SOLE                     2973        0        0
PPL CORP                       COM              69351T106     4286   139663 SH       SOLE                     4286        0        0
PRECISION CASTPARTS CORP       COM              740189105     1483    24932 SH       SOLE                     1483        0        0
PROCTER & GAMBLE CO            COM              742718109     6698   108350 SH       SOLE                     6698        0        0
QUESTAR CORP                   COM              748356102     2994    91573 SH       SOLE                     2994        0        0
RAYTHEON CO                    COM NEW          755111507     5578   109278 SH       SOLE                     5578        0        0
SEMPRA ENERGY                  COM              816851109     5754   134968 SH       SOLE                     5754        0        0
STAPLES INC                    COM              855030102     3023   168718 SH       SOLE                     3023        0        0
TERADATA CORP DEL              COM              88076W103     3496   235727 SH       SOLE                     3496        0        0
TORCHMARK CORP                 COM              891027104      473    10575 SH       SOLE                      473        0        0
UNITED TECHNOLOGIES CORP       COM              913017109     5798   108167 SH       SOLE                     5798        0        0
US BANCORP DEL                 COM NEW          902973304     3683   147243 SH       SOLE                     3683        0        0
WAL MART STORES INC            COM              931142103     5767   102876 SH       SOLE                     5767        0        0
WILEY JOHN & SONS INC          CL A             968223206      210     5900 SH       SOLE                      210        0        0
WISCONSIN ENERGY CORP          COM              976657106      304     7250 SH       SOLE                      304        0        0